Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment Table

	As of December 31,
	2012	2011
Computer equipment and software	$322,428	$293,196
Leasehold improvements	433,497	427,088
Medical office equipment	29,186	30,181
Vehicles	23,342	23,342
Office furniture and equipment	255,611	255,062
Total property and equipment	1,064,064	1,028,869
Accumulated depreciation and amortization	(592,508)	(443,694)
Total property and equipment, net	$471,556	$585,175